Fair value disclosures (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Available-for-sale securities	$ 1,447	$ 1,370	$ 1,322
U.S. governmental agency
Assets
Available-for-sale securities	310
U.S. treasury bonds
Assets
Available-for-sale securities	10	12	14
Other U.S. and non-U.S. government bonds
Assets
Available-for-sale securities	92	77	65
Corporate bonds
Assets
Available-for-sale securities	572	511	475
Asset-backed securities
Assets
Available-for-sale securities	111	136	134
Residential mortgage-backed securities
Assets
Available-for-sale securities	30	40	51
Commercial mortgage-backed securities
Assets
Available-for-sale securities	145	168	162
Large capitalization value
Assets
Available-for-sale securities	148	122	89
Smaller company growth
Assets
Available-for-sale securities	29	31	24
Level 1 | Recurring basis
Assets
Available-for-sale securities	187	165	127
Total Assets	187	165	127
Level 1 | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	12	14
Level 1 | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	148	122	89
Level 1 | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	29	31	24
Level 2 | Recurring basis
Assets
Available-for-sale securities	1,260	1,205	1,195
Derivative financial instruments, net	145	267	236
Total Assets	1,405	1,472	1,431
Level 2 | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	92	77	65
Level 2 | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	572	511	475
Level 2 | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	111	136	134
Level 2 | Mortgage-backed debt securities | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	310	273	308
Level 2 | Residential mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	30	40	51
Level 2 | Commercial mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	145	168	162
Level 3 | Recurring basis
Assets
Securitized retained interests			102
Total Assets			102
Liabilities
Guarantees	7	10	17
Total Liabilities	7	10	17
Fair Value | Recurring basis
Assets
Available-for-sale securities	1,447	1,370	1,322
Derivative financial instruments, net	145	267	236
Securitized retained interests			102
Total Assets	1,592	1,637	1,660
Liabilities
Guarantees	7	10	17
Total Liabilities	7	10	17
Fair Value | U.S. treasury bonds | Recurring basis
Assets
Available-for-sale securities	10	12	14
Fair Value | Other U.S. and non-U.S. government bonds | Recurring basis
Assets
Available-for-sale securities	92	77	65
Fair Value | Corporate bonds | Recurring basis
Assets
Available-for-sale securities	572	511	475
Fair Value | Asset-backed securities | Recurring basis
Assets
Available-for-sale securities	111	136	134
Fair Value | Mortgage-backed debt securities | U.S. governmental agency | Recurring basis
Assets
Available-for-sale securities	310	273	308
Fair Value | Residential mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	30	40	51
Fair Value | Commercial mortgage-backed securities | Recurring basis
Assets
Available-for-sale securities	145	168	162
Fair Value | Large capitalization value | Recurring basis
Assets
Available-for-sale securities	148	122	89
Fair Value | Smaller company growth | Recurring basis
Assets
Available-for-sale securities	$ 29	$ 31	$ 24